Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax
Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income (loss) recorded in the Netherlands	(33)	(32)	(22)
Income (loss) from foreign operations	1,911	4,795	4,508
Income (loss) before income tax benefit (expense)	1,878	4,763	4,486

Income Tax Benefit (Expense)
Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
The Netherlands taxes - current	—	—	—
Foreign taxes - current	(173)	(528)	(510)
Total current taxes	(173)	(528)	(510)
The Netherlands taxes - deferred	—	—	—
Foreign taxes - deferred	(140)	(13)	(10)
Total deferred taxes	(140)	(13)	(10)
Income tax expense	(313)	(541)	(520)
Effective tax rate	17%	11%	12%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate
The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.8% in 2024, 25.8% in 2023 and 25.8% in 2022, and the effective income tax rate are the following:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income tax benefit (expense) computed at statutory rate	(483)	(1,229)	(1,158)
Non-deductible and non-taxable permanent differences, net	(12)	6	22
Change in valuation allowances	(14)	—	140
Effect of changes in tax laws and similar	—	149	6
Current year tax credits	37	29	30
Other tax and credits	(8)	34	(51)
Benefits from tax holidays	29	45	60
Net impact of changes to uncertain tax positions	(3)	(8)	(12)
Earnings of subsidiaries taxed at different rates	141	433	443
Income tax benefit (expense)	(313)	(541)	(520)

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Tax loss carryforwards, tax credits and other tax attributes	773	886
Less unrecognized tax benefits	(19)	(21)
Tax loss carryforwards, tax credits and other tax attributes, net of unrecognized tax benefits	754	865
Inventory valuation	59	48
Fixed asset depreciation	57	61
Depreciation tax incentives	22	48
Capitalized development costs	—	38
Receivables for government funding	186	152
Tax credits granted on capital investments	234	226
Pension	66	67
Stock awards	16	17
Operating lease liabilities	59	69
Commercial accruals	45	38
Other temporary differences	36	33
Total deferred tax assets	1,534	1,662
Valuation allowances	(699)	(782)
Deferred tax assets, net	835	880
Accelerated fixed asset depreciation	(53)	(40)
Acquired intangible assets	(26)	(24)
Advances of government funding	(237)	(185)
Operating lease right-of-use assets	(59)	(62)
Other temporary differences	(43)	(31)
Total deferred tax liabilities	(418)	(342)
Net deferred income tax asset	417	538

Gross Deferred Tax Assets On Tax Loss Carryforwards And Investment Credits Expiration Table Text Block
As of December 31, 2024, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards, tax credits and other tax attributes that expire starting from end of fiscal year 2025.

December 31,
Year	2024
2025	40
2026	40
2027	40
2028	40
2029	38
Thereafter	575
Total	773

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of 2024, 2023 and 2022 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Balance at beginning of year	55	61	118
Additions based on tax positions related to the current year	3	—	4
Additions for tax positions of prior years	5	11	13
Reduction for tax positions of prior years	(1)	—	(69)
Settlements	(3)	(14)	(2)
Reductions due to lapse of statute of limitations	(8)	(4)	—
Currency translation adjustment	(3)	1	(3)
Balance at end of year	48	55	61